INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 671	$ 671
Impairment	(298)
Accumulated amortization	(373)	(289)
Amortized cost		389
Commercial license [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,513
Accumulated amortization	(38)
Amortized cost	$ 1,475